UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22520

Oppenheimer Ultra-Short Duration Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—4.9%
Ally Auto Receivables Trust, Series 2016-2, Cl. A2, 1.17%, 10/15/18	$627,058	$ 626,993

BMW Vehicle Lease Trust:
Series 2016-1, Cl. A2A, 1.17%, 1/22/18	583,863	583,839
Series 2016-2, Cl. A2, 1.23%, 1/22/19	1,798,629	1,797,217

CNH Equipment Trust:
Series 2016-B, Cl. A2A, 1.31%, 10/15/19	998,781	998,975
Series 2016-C, Cl. A2, 1.26%, 2/18/20	2,000,000	1,997,798

Drive Auto Receivables Trust, Series 2017-BA, Cl. A2, 1.59%, 12/17/18[1]	1,000,000	1,001,525

Ford Credit Auto Lease Trust, Series 2017-A, Cl. A2A, 1.56%, 11/15/19	1,000,000	1,000,657

Ford Credit Auto Owner Trust:
Series 2016-B, Cl. A2A, 1.08%, 3/15/19	602,983	602,474
Series 2017-A, Cl. A2A, 1.33%, 12/15/19	1,550,000	1,548,744

GM Financial Automobile Leasing Trust, Series 2017-1, Cl. A2A, 1.67%, 9/20/19	2,000,000	2,002,213

GM Financial Consumer Automobile, Series 2017-1A, Cl. A2A, 1.51%, 3/16/20[1]	1,000,000	1,000,027

Harley-Davidson Motorcycle Trust, Series 2016-A, Cl. A2, 1.52%, 6/15/19	1,166,323	1,165,717

Hyundai Auto Lease Securitization Trust:
Series 2016-B, Cl. A2A, 1.24%, 11/15/18[1]	1,154,331	1,153,637
Series 2016-C, Cl. A2, 1.30%, 3/15/19[1]	2,951,064	2,947,649

John Deere Owner Trust:
Series 2015-B, Cl. A2, 0.98%, 6/15/18	457,720	457,660
Series 2016-A, Cl. A2, 1.15%, 10/15/18	542,929	542,827
Series 2016-B, Cl. A3, 1.25%, 6/15/20	1,000,000	994,997
Series 2017-A, Cl. A2, 1.50%, 10/15/19	1,000,000	1,000,200

Nissan Auto Lease Trust, Series 2015-B, Cl. A2A, 1.18%, 12/15/17	191,103	191,103

Nissan Auto Receivables Owner Trust:
Series 2016-A, Cl. A2A, 1.06%, 2/15/19	724,981	724,562
Series 2016-B, Cl. A2A, 1.05%, 4/15/19	798,650	797,936

Santander Drive Auto Receivables Trust, Series 2017-1, Cl. A2, 1.49%, 2/18/20	500,000	500,088

Toyota Auto Receivables Owner Trust, Series 2016-C, Cl. A2A, 1%, 1/15/19	1,372,206	1,370,922

Volvo Financial Equipment LLC:
Series 2016-1A, Cl. A2, 1.44%, 10/15/18[1]	1,275,069	1,275,799
Series 2017-1A, Cl. A2, 1.55%, 10/15/19[1]	2,000,000	1,998,682

Total Asset-Backed Securities (Cost $28,293,873)		28,282,241

U.S. Government Obligation—0.4%
Federal National Mortgage Assn. Nts., 1.40%, 6/13/19 (Cost $2,000,000)	2,000,000	1,993,970

1      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Bonds and Notes—51.9%
Consumer Discretionary—4.1%

Automobiles—2.7%

American Honda Finance Corp., 1.50% Sr. Unsec. Nts., 11/19/18	$2,000,000	$ 1,996,376

Daimler Finance North America LLC:
1.65% Sr. Unsec. Nts., 3/2/18[1]	2,500,000	2,499,395
1.875% Sr. Unsec. Nts., 1/11/18[1]	2,500,000	2,502,593

Ford Motor Credit Co. LLC:
3.00% Sr. Unsec. Nts., 6/12/17	1,000,000	1,001,767
5.00% Sr. Unsec. Nts., 5/15/18	3,000,000	3,093,717
6.625% Sr. Unsec. Nts., 8/15/17	1,575,000	1,597,831

Toyota Motor Credit Corp.:
1.418% Sr. Unsec. Nts., 4/17/20[2]	1,000,000	1,001,413
1.95% Sr. Unsec. Nts., 4/17/20	2,000,000	2,003,014

		15,696,106

Media—0.2%

CBS Corp., 4.625% Sr. Unsec. Nts., 5/15/18	1,000,000	1,029,194

Multiline Retail—1.2%

Dollar General Corp., 1.875% Sr. Unsec. Nts., 4/15/18	7,100,000	7,112,098

Consumer Staples—0.9%

Beverages—0.7%

PepsiCo, Inc.:
1.00% Sr. Unsec. Nts., 10/13/17	2,000,000	1,999,264
1.35% Sr. Unsec. Nts., 10/4/19	1,000,000	993,958
1.55% Sr. Unsec. Nts., 5/2/19[3]	1,000,000	999,748

		3,992,970

Tobacco—0.2%

Philip Morris International, Inc., 1.625% Sr. Unsec. Nts., 2/21/19	1,000,000	997,043

Energy—2.5%

Oil, Gas & Consumable Fuels—2.5%

BP Capital Markets America, Inc., 4.20% Sr. Unsec. Nts., 6/15/18	1,750,000	1,798,013

BP Capital Markets plc, 2.315% Sr. Unsec. Nts., 2/13/20	1,000,000	1,009,994

Shell International Finance BV:
1.25% Sr. Unsec. Nts., 11/10/17	2,500,000	2,497,835
1.625% Sr. Unsec. Nts., 11/10/18	1,500,000	1,504,686

TransCanada PipeLines Ltd.:
1.625% Sr. Unsec. Nts., 11/9/17	4,926,000	4,925,616
1.875% Sr. Unsec. Nts., 1/12/18	2,770,000	2,773,786

		14,509,930

2      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Financials—31.5%

Capital Markets—5.3%

Credit Suisse AG (New York):
1.375% Sr. Unsec. Nts., 5/26/17	$2,108,000	$ 2,108,447
1.75% Sr. Unsec. Nts., 1/29/18	2,075,000	2,076,357
1.85% Sr. Unsec. Nts., 4/27/18[2]	1,900,000	1,906,614

Goldman Sachs Group, Inc. (The):
1.72% Sr. Unsec. Nts., 5/22/17[2]	2,600,000	2,600,996
2.372% Sr. Unsec. Nts., 4/30/18[2]	1,000,000	1,008,751
2.375% Sr. Unsec. Nts., 1/22/18	1,383,000	1,389,790
6.15% Sr. Unsec. Nts., 4/1/18	2,600,000	2,703,587
7.50% Sr. Unsec. Nts., 2/15/19	2,263,000	2,478,883

Morgan Stanley:
2.45% Sr. Unsec. Nts., 2/1/19	1,700,000	1,715,455
5.625% Sr. Unsec. Nts., 9/23/19	1,236,000	1,335,571
5.95% Sr. Unsec. Nts., 12/28/17	800,000	822,663
6.25% Sr. Unsec. Nts., 8/28/17	1,300,000	1,320,342
6.625% Sr. Unsec. Nts., 4/1/18	2,498,000	2,608,482
7.30% Sr. Unsec. Nts., 5/13/19	1,000,000	1,103,307

UBS AG (Stamford CT):
1.80% Sr. Unsec. Nts., 3/26/18	1,000,000	1,001,878
2.375% Sr. Unsec. Nts., 8/14/19	2,000,000	2,015,048
5.875% Sr. Unsec. Nts., 12/20/17	2,371,000	2,435,811

		30,631,982

Commercial Banks—24.2%

Australia & New Zealand Banking Group Ltd., 1.787% Sr. Unsec. Nts., 11/16/18[1,2]	1,000,000	1,008,321

Australia & New Zealand Banking Group Ltd. (New York), 2% Sr. Unsec. Nts., 11/16/18	1,000,000	1,003,182

Bank of America Corp.:
2.00% Sr. Unsec. Nts., 1/11/18	2,043,000	2,048,547
5.75% Sr. Unsec. Nts., 12/1/17	2,000,000	2,048,348
6.00% Sr. Unsec. Nts., 9/1/17	1,650,000	1,673,786
6.875% Sr. Unsec. Nts., 4/25/18	1,000,000	1,049,551
7.625% Sr. Unsec. Nts., 6/1/19	2,000,000	2,223,880

Bank of America NA, 1.458% Sr. Unsec. Nts., 5/8/17[2]	1,000,000	1,000,072

Bank of Montreal:
1.72% Sr. Unsec. Nts., 12/12/19[2]	1,200,000	1,208,035
2.10% Sr. Unsec. Nts., 12/12/19	1,800,000	1,809,643

Bank of Nova Scotia (The):
1.65% Sr. Unsec. Nts., 6/14/19	3,000,000	2,987,595
1.781% Sr. Unsec. Nts., 6/14/19[2]	1,500,000	1,511,397

Bank of Tokyo-Mitsubishi UFJ Ltd. (The):
1.65% Sr. Unsec. Nts., 3/5/18[1,2]	1,000,000	1,001,836
1.70% Sr. Unsec. Nts., 3/5/18[1]	4,139,000	4,141,181
2.15% Sr. Unsec. Nts., 9/14/18[1]	1,900,000	1,907,376

BNP Paribas SA:
2.375% Sr. Unsec. Nts., 9/14/17	1,500,000	1,504,800
2.40% Sr. Unsec. Nts., 12/12/18	1,000,000	1,006,750

3      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)

Branch Banking & Trust Co.:
1.608% Sr. Unsec. Nts., 1/15/20[2]	$1,250,000	$ 1,252,946
2.10% Sr. Unsec. Nts., 1/15/20	1,250,000	1,256,187

Citigroup, Inc.:
1.55% Sr. Unsec. Nts., 8/14/17	1,474,000	1,474,741
1.70% Sr. Unsec. Nts., 4/27/18	1,000,000	998,601
1.86% Sr. Unsec. Nts., 4/27/18[2]	3,000,000	3,012,159
2.55% Sr. Unsec. Nts., 4/8/19	1,700,000	1,717,228
6.00% Sr. Unsec. Nts., 8/15/17	1,200,000	1,215,193
6.125% Sr. Unsec. Nts., 11/21/17	1,500,000	1,537,846

Commonwealth Bank of Australia, 1.375% Sr. Unsec. Nts., 9/6/18[1]	2,000,000	1,989,416

Cooperatieve Rabobank UA:
2.25% Sr. Unsec. Nts., 1/14/19	2,000,000	2,014,570
4.75% Sr. Unsec. Nts., 1/15/20[1]	1,370,000	1,466,186

Danske Bank AS:
1.574% Sr. Unsec. Nts., 3/2/20[1,2]	1,000,000	1,000,785
1.68% Sr. Unsec. Nts., 9/6/19[1,2]	3,000,000	3,011,841
2.20% Sr. Unsec. Nts., 3/2/20[1]	1,000,000	1,001,843

Fifth Third Bank (Cincinnati OH), 1.35% Sr. Unsec. Nts., 6/1/17	5,700,000	5,700,000

HSBC Bank plc:
1.50% Sr. Unsec. Nts., 5/15/18[1]	1,500,000	1,497,651
1.679% Sr. Unsec. Nts., 5/15/18[1,2]	1,200,000	1,204,873

HSBC USA, Inc., 1.70% Sr. Unsec. Nts., 3/5/18	4,345,000	4,347,094

ING Bank NV:
1.649% Sr. Unsec. Nts., 8/15/19[1,2]	1,250,000	1,250,876
1.65% Sr. Unsec. Nts., 8/15/19[1]	1,250,000	1,236,139
2.30% Sr. Unsec. Nts., 3/22/19[1]	1,200,000	1,205,620

JPMorgan Chase & Co.:
1.625% Sr. Unsec. Nts., 5/15/18	1,200,000	1,200,605
6.00% Sr. Unsec. Nts., 1/15/18	4,300,000	4,432,560

Mitsubishi UFJ Trust & Banking Corp., 1.60% Sr. Unsec. Nts., 10/16/17[1]	1,177,000	1,177,338

Mizuho Bank Ltd.:
2.15% Sr. Unsec. Nts., 10/20/18[1]	2,000,000	2,004,428
2.45% Sr. Unsec. Nts., 4/16/19[1]	2,000,000	2,011,648

National Australia Bank Ltd.:
1.745% Sr. Unsec. Nts., 1/10/20[1,2]	1,500,000	1,507,970
1.938% Sr. Unsec. Nts., 1/14/19[1,2]	1,000,000	1,007,641

National Australia Bank Ltd. (New York), 2% Sr. Unsec. Nts., 1/14/19	1,000,000	1,002,098

National Bank of Canada, 1.758% Sr. Unsec. Nts., 1/17/20[2]	2,000,000	2,009,016

Nordea Bank AB:
1.625% Sr. Unsec. Nts., 9/30/19[1]	2,000,000	1,977,240
1.772% Sr. Unsec. Nts., 9/30/19[1,2]	2,000,000	2,012,490

PNC Bank NA:
1.502% Sr. Unsec. Nts., 12/7/18[2]	1,000,000	1,004,186
1.70% Sr. Unsec. Nts., 12/7/18	2,000,000	2,000,634

4      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Commercial Banks (Continued)

Royal Bank of Canada:
1.625% Sr. Unsec. Nts., 4/15/19	$1,000,000	$ 995,794
1.868% Sr. Unsec. Nts., 4/15/19[2]	1,000,000	1,009,966
2.125% Sr. Unsec. Nts., 3/2/20	2,000,000	2,006,682

Skandinaviska Enskilda Banken AB:
1.69% Sr. Unsec. Nts., 9/13/19[1,2]	1,000,000	1,003,535
1.75% Sr. Unsec. Nts., 3/19/18[1]	4,000,000	4,003,112
2.375% Sr. Unsec. Nts., 3/25/19[1]	2,725,000	2,744,328

Societe Generale SA:
2.228% Sr. Unsec. Nts., 10/1/18[2]	1,000,000	1,007,841
2.625% Sr. Unsec. Nts., 10/1/18	3,000,000	3,028,488
2.75% Sr. Unsec. Nts., 10/12/17	2,125,000	2,136,233

Sumitomo Mitsui Banking Corp.:
1.738% Sr. Unsec. Nts., 1/16/18[2]	3,500,000	3,508,768
1.828% Sr. Unsec. Nts., 10/19/18[2]	2,000,000	2,005,154
1.966% Sr. Unsec. Nts., 1/11/19	1,250,000	1,250,469
2.25% Sr. Unsec. Nts., 7/11/19	1,000,000	1,003,325

SunTrust Banks, Inc., 6% Sr. Unsec. Nts., 9/11/17	4,750,000	4,823,017

Svenska Handelsbanken AB:
1.50% Sr. Unsec. Nts., 9/6/19	1,000,000	989,217
1.59% Sr. Unsec. Nts., 9/6/19[2]	1,000,000	1,003,892

Swedbank AB, 2.125% Sr. Unsec. Nts., 9/29/17[1]	4,365,000	4,377,375

Toronto-Dominion Bank (The):
1.45% Sr. Unsec. Nts., 8/13/19	1,000,000	991,789
1.578% Sr. Unsec. Nts., 1/18/19[2]	600,000	602,140
1.993% Sr. Unsec. Nts., 1/22/19[2]	2,000,000	2,020,654

Wells Fargo & Co.:
1.366% Sr. Unsec. Nts., 9/8/17[2]	2,606,000	2,608,189
5.625% Sr. Unsec. Nts., 12/11/17	2,907,000	2,979,771

Westpac Banking Corp.:
1.793% Sr. Unsec. Nts., 11/23/18[2]	1,000,000	1,007,927
1.95% Sr. Unsec. Nts., 11/23/18	1,000,000	1,001,849

		139,983,464

Consumer Finance—2.0%

American Express Credit Corp.:
1.502% Sr. Unsec. Nts., 5/3/19[2,3]	1,000,000	1,001,026
1.875% Sr. Unsec. Nts., 5/3/19[3]	2,500,000	2,501,408

Capital One Financial Corp., 6.75% Sr. Unsec. Nts., 9/15/17	3,145,000	3,205,670

Capital One NA (Mclean VA):
1.50% Sr. Unsec. Nts., 9/5/17	2,000,000	1,999,982
1.50% Sr. Unsec. Nts., 3/22/18	1,700,000	1,697,996
1.65% Sr. Unsec. Nts., 2/5/18	1,000,000	999,989

		11,406,071

Industrials—3.0%

Industrial Conglomerates—0.2%

General Electric Co., 5.625% Sr. Unsec. Nts., 5/1/18	1,028,000	1,070,542

5      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery—0.3%

John Deere Capital Corp., 1.65% Sr. Unsec. Nts., 10/15/18	$2,000,000	$ 2,002,142

Road & Rail—1.8%

Burlington Northern Santa Fe LLC, 5.65% Sr. Unsec. Nts., 5/1/17	1,669,000	1,669,000

ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1,3]	8,600,000	8,772,284

		10,441,284

Trading Companies & Distributors—0.7%

ABN AMRO Bank NV:
1.798% Sr. Unsec. Nts., 1/18/19[1,2]	2,000,000	2,006,944
2.10% Sr. Unsec. Nts., 1/18/19[1]	2,000,000	2,003,820

		4,010,764

Information Technology—1.4%

IT Services—1.1%

Western Union Co. (The), 2.875% Sr. Unsec. Nts., 12/10/17	6,118,000	6,156,544

Technology Hardware, Storage & Peripherals—0.3%

Apple, Inc., 1.90% Sr. Unsec. Nts., 2/7/20	2,000,000	2,011,694

Materials—2.4%

Chemicals—1.8%

Ecolab, Inc.:
1.45% Sr. Unsec. Nts., 12/8/17	5,500,000	5,493,818
1.55% Sr. Unsec. Nts., 1/12/18	570,000	570,256

Potash Corp. of Saskatchewan, Inc., 3.25% Sr. Unsec. Nts., 12/1/17	4,334,000	4,371,797

		10,435,871

Metals & Mining—0.6%

Rio Tinto Finance USA Ltd., 9% Sr. Unsec. Nts., 5/1/19	2,850,000	3,238,828

Telecommunication Services—2.6%

Diversified Telecommunication Services—2.1%

AT&T, Inc.:
1.70% Sr. Unsec. Nts., 6/1/17	500,000	500,192
5.50% Sr. Unsec. Nts., 2/1/18	4,500,000	4,627,494

Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18	2,885,000	3,068,105

Verizon Communications, Inc.:
1.375% Sr. Unsec. Nts., 8/15/19	2,000,000	1,974,968
1.409% Sr. Unsec. Nts., 8/15/19[2]	1,000,000	999,249
2.871% Sr. Unsec. Nts., 9/14/18[2]	1,000,000	1,020,622

		12,190,630

Wireless Telecommunication Services—0.5%

Vodafone Group plc, 1.50% Sr. Unsec. Nts., 2/19/18	3,025,000	3,022,265

6      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Utilities—3.5%

Electric Utilities—3.5%

Duke Energy Corp., 1.625% Sr. Unsec. Nts., 8/15/17	$4,943,000	$ 4,947,103

NextEra Energy Capital Holdings, Inc.:
1.586% Sr. Unsec. Nts., 6/1/17	3,158,000	3,157,987
2.056% Sr. Unsec. Nts., 9/1/17	6,200,000	6,216,101

Southern Co. (The), 1.30% Sr. Unsec. Nts., 8/15/17	2,500,000	2,498,235

Xcel Energy, Inc., 1.20% Sr. Unsec. Nts., 6/1/17	3,670,000	3,669,890

		20,489,316

Total Corporate Bonds and Notes (Cost $300,172,899)		300,428,738

Short-Term Notes[5]—43.5%

Aerospace & Defense—1.7%
Rockwell Collins, Inc.:
1.238%, 5/15/17[4]	3,100,000	3,098,315
1.241%, 5/11/17[4]	7,000,000	6,997,126

		10,095,441

Banks—3.3%
Bank of Nova Scotia (The), 1.306%, 7/18/17[4]	2,000,000	1,995,365

Bank of Tokyo-Mitsubishi UFJ, 1.353%, 7/17/17[1]	2,000,000	1,995,209

BNP Paribas:
1.354%, 7/3/17	2,000,000	1,996,389
1.364%, 5/23/17	3,000,000	2,998,059

Credit Agricole SA, 1.292%, 7/14/17	3,000,000	2,993,198

Danske Corp., 1.461%, 10/20/17[4]	3,000,000	2,979,379

Societe Generale SA, 1.533%, 10/13/17[4]	2,000,000	1,988,305

Toronto-Dominion Bank (The), 1.317%, 10/5/17[4]	3,000,000	2,984,200

		19,930,104

Building Products—1.6%
Assa Abloy Financial AB:
1.324%, 6/28/17[4]	4,000,000	3,991,209
1.353%, 6/20/17[1,4]	1,000,000	998,132
1.386%, 7/28/17[4]	4,000,000	3,986,168

		8,975,509

Chemicals—3.3%
Agrium, Inc.:
1.221%, 5/5/17[4]	2,000,000	1,999,566
1.251%, 5/17/17[4]	1,000,000	999,389
1.261%, 5/16/17[4]	3,000,000	2,998,425
1.271%, 5/23/17[4]	4,000,000	3,996,706

Air Liquide US LLC, 1.201%, 5/26/17[1,4]	5,000,000	4,996,648

Eastman Chemical Co., 1.231%, 5/9/17[4]	4,000,000	3,998,619

		18,989,353

Commercial Services & Supplies—0.7%
Equifax, Inc., 1.222%, 6/1/17[1,4]	4,000,000	3,995,384

7      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Computers & Peripherals—1.7%
NetApp, Inc., 1.241%, 5/23/17[1,4]	$10,000,000	$ 9,991,764

Diversified Financial Services—0.6%
Ford Motor Credit Co. LLC:
1.624%, 9/1/17[4]	1,350,000	1,342,974
1.936%, 2/16/18[4]	1,400,000	1,378,334
1.936%, 2/12/18[4]	1,300,000	1,280,239

		4,001,547

Electric Utilities—3.1%
Duke Energy Corp.:
1.221%, 5/8/17[4]	2,000,000	1,999,374
1.253%, 6/21/17[1,4]	3,000,000	2,994,272
1.304%, 6/19/17[1,4]	1,000,000	998,171

Sempra Energy:
1.333%, 6/6/17[4]	4,000,000	3,994,670
1.343%, 6/22/17[4]	1,000,000	998,049
1.385%, 7/24/17[4]	1,000,000	996,718
1.404%, 6/26/17[4]	2,700,000	2,694,287
1.405%, 8/1/17[4]	1,000,000	996,364
1.46%, 8/21/17[4]	1,300,000	1,294,053

		16,965,958

Electronic Equipment & Instruments—1.1%
Amphenol Corp.:
1.10%, 5/1/17	900,000	899,917
1.252%, 6/1/17	5,000,000	4,994,230

		5,894,147

Energy Equipment & Services—1.7%
Schlumberger Holdings Corp.:
1.304%, 7/11/17[1,4]	3,000,000	2,992,612
1.304%, 7/26/17[1,4]	1,000,000	996,952
1.304%, 7/13/17[4]	2,000,000	1,994,925
1.314%, 7/20/17[1,4]	4,000,000	3,988,758

		9,973,247

Food Products—2.4%
Mondelez International, Inc.:
1.303%, 6/12/17[4]	2,800,000	2,795,660
1.304%, 6/21/17[4]	2,000,000	1,996,181
1.314%, 6/14/17[4]	3,500,000	3,494,302
1.333%, 6/23/17[4]	700,000	698,606

Tyson Foods, Inc.:
1.251%, 5/5/17[4]	4,000,000	3,999,117
1.251%, 5/8/17[4]	1,000,000	999,684

		13,983,550

8      OPPENHEIMER ULTRA-SHORT DURATION FUND

	Principal Amount	Value
Household Durables—2.4%
Leggett & Platt, Inc.:
1.251%, 5/22/17[1,4]	$6,000,000	$ 5,995,280
1.261%, 5/24/17[1,4]	4,000,000	3,996,556

Whirlpool Corp., 1.263%, 6/19/17	4,000,000	3,992,685

		13,984,521

Leasing & Factoring—4.0%
Hitachi Capital America Corp.:
1.331%, 5/19/17	5,000,000	4,996,608
1.422%, 5/10/17	1,000,000	999,622

Hyundai Capital America:
1.201%, 5/16/17[4]	8,000,000	7,995,384
1.221%, 5/2/17[4]	1,300,000	1,299,840

Toyota Motor Credit Corp.:
1.231%, 6/15/17	2,000,000	1,997,440
1.262%, 6/30/17	2,000,000	1,996,497
1.332%, 12/21/17[4]	3,000,000	2,973,693

		22,259,084

Media—2.6%
CBS Corp.:
1.201%, 5/9/17[4]	250,000	249,914
1.283%, 6/29/17[4]	1,000,000	997,761
1.314%, 6/30/17	4,000,000	3,990,886

WPP CP LLC:
1.271%, 5/26/17	4,000,000	3,996,257
1.278%, 5/25/17	6,000,000	5,994,609

		15,229,427

Multiline Retail—0.7%
Dollar General Corp.:
1.251%, 5/12/17[1,4]	2,900,000	2,898,577
1.251%, 5/19/17[4]	1,000,000	999,245

		3,897,822

Oil, Gas & Consumable Fuels—0.9%
BP Capital Markets plc, 1.286%, 5/11/17[4]	2,000,000	1,999,343

ENI Finance USA, Inc., 1.415%, 6/5/17[4]	3,000,000	2,996,599

		4,995,942

Personal Products—0.3%
Reckitt Benckiser Group LLC, 1.379%, 9/15/17[4]	2,000,000	1,991,538

Receivables Finance—2.5%
Manhattan Asset Funding Co. LLC:
1.38%, 9/6/17[4]	2,925,000	2,911,642
1.40%, 9/26/17[4]	3,000,000	2,983,302

Old Line Funding Corp., 1.266%, 7/14/17[4]	3,000,000	2,992,903

9      OPPENHEIMER ULTRA-SHORT DURATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Receivables Finance (Continued)

Starbird Funding Corp.:
1.45%, 9/21/17[4]	$3,000,000	$ 2,983,088
1.45%, 9/19/17[4]	3,000,000	2,983,404

		14,854,339

Special Purpose Financial—2.8%
ABN Amro Funding USA LLC, 1.568%, 1/5/18[1,4]	2,000,000	1,978,286

Bedford Row Funding Corp.:
1.266%, 5/26/17	2,000,000	1,998,612
1.437%, 2/15/18	3,000,000	2,964,449
1.574%, 3/16/18	2,000,000	1,973,238

Ridgefield Funding Co. LLC:
1.41%, 9/12/17	3,000,000	2,985,421
1.42%, 10/23/17	3,000,000	2,979,382
1.451%, 10/3/17	2,000,000	1,988,203

		16,867,591

Telephone Utilities—6.1%
Bell Canada:
1.293%, 6/6/17[4]	2,000,000	1,997,551
1.355%, 7/25/17[4]	2,000,000	1,993,987
1.355%, 7/17/17[4]	3,250,000	3,241,247
1.355%, 7/20/17[4]	1,000,000	997,189
1.355%, 7/27/17[4]	2,750,000	2,741,509

Deutsche Telekom International Finance BV:
1.344%, 7/24/17	1,500,000	1,495,186
1.355%, 7/27/17	4,500,000	4,484,981
1.572%, 11/2/17[3]	1,000,000	991,937

Telus Corp.:
1.153%, 5/19/17[1]	3,000,000	2,997,965
1.304%, 6/22/17	1,000,000	998,049
1.385%, 6/27/17[1]	1,000,000	997,842
1.509%, 8/31/17	4,000,000	3,979,778
1.562%, 10/23/17	1,000,000	992,232
1.562%, 10/24/17	1,000,000	992,179

Vodafone Group plc:
1.536%, 10/3/17	1,500,000	1,489,947
1.625%, 9/7/17	2,500,000	2,486,516
1.625%, 9/1/17	2,000,000	1,989,794

		34,867,889

Total Short-Term Notes (Cost $251,733,885)		251,744,157

Total Investments, at Value (Cost $582,200,657)	100.7%	582,449,106

Net Other Assets (Liabilities)	(0.7)	(4,068,619)

Net Assets	100.0%	$ 578,380,487

10      OPPENHEIMER ULTRA-SHORT DURATION FUND

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $126,725,812 or 21.91% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $173,107,726 or 29.93% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

5. Current yield as of period end.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the reporting period by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. There were no affiliate securities held by the Fund at period end. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2016	Gross Additions	Gross Reductions	Shares April 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	2,280,934	22,683,455	24,964,389	—

				Income
Oppenheimer Institutional Government Money Market Fund, Cl. Ea				$ 1,161

a. Prior to September 28, 2016 this fund was named Oppenheimer Institutional Money Market Fund.

Futures Contracts as of April 30, 2017
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Depreciation

United States Treasury Nts., 2 yr.	CBT	Sell	6/30/17	300	$64,982,813	$ 141,859

Glossary:

Exchange Abbreviations

  CBT                        Chicago Board of Trade

11      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Ultra-Short Duration Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally

12      OPPENHEIMER ULTRA-SHORT DURATION FUND

2. Securities Valuation (Continued)

considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

13      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$28,282,241	$—	$ 28,282,241
U.S. Government Obligation	—	1,993,970	—	1,993,970
Corporate Bonds and Notes	—	300,428,738	—	300,428,738
Short-Term Notes	—	251,744,157	—	251,744,157

Total Assets	$—	$582,449,106	$—	$ 582,449,106

Liabilities Table
Other Financial Instruments:
Futures contracts	$(141,859)	$—	$—	$ (141,859)

Total Liabilities	$(141,859)	$—	$—	$ (141,859)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer

14      OPPENHEIMER ULTRA-SHORT DURATION FUND

3. Investments and Risks (Continued)

Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds. At period end, the Fund had no holdings in IGMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,514,092

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

15      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure

16      OPPENHEIMER ULTRA-SHORT DURATION FUND

5. Use of Derivatives (Continued)

to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $53,785,781 on futures contracts sold.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions

17      OPPENHEIMER ULTRA-SHORT DURATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.

18      OPPENHEIMER ULTRA-SHORT DURATION FUND

5. Use of Derivatives (Continued)

$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$582,238,353
Federal tax cost of other investments	(64,840,954)

Total federal tax cost	$517,397,399

Gross unrealized appreciation	$396,872
Gross unrealized depreciation	(327,978)

Net unrealized appreciation	$68,894

19      OPPENHEIMER ULTRA-SHORT DURATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Ultra-Short Duration Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017